Equity Incentive Plans and Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans and Stock-Based Compensation

7. Equity Incentive Plans and Stock-Based Compensation

2017 Equity Incentive Plan

In March 2017, the Company’s board of directors and stockholders approved and adopted the Company’s 2017 Equity Incentive Plan, which became effective on April 12, 2017 and was subsequently amended September 30, 2018 and further amended February 12, 2019 (the 2017 Plan). The 2017 Plan provides for the grant of incentive stock options (ISOs), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to non-employee directors and consultants of the Company and its affiliates.

Initially, 1,600,000 new shares of common stock were approved for issuance under the 2017 Plan and, on April 12, 2017, 75,517 shares of common stock reserved for issuance under the Company’s 2009 Equity Incentive Plan, as amended (the 2009 Plan), were added to the shares initially reserved under the 2017 Plan. No further grants will be made under the 2009 Plan and any shares subject to outstanding stock options under the 2009 Plan that would otherwise be returned to the 2009 Plan will instead be added to the shares reserved under the 2017 Plan. Additionally, the number of shares of common stock reserved for issuance under the 2017 Plan will automatically increase on January 1 of each calendar year through January 1, 2027, by 4% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s board of directors.

All grants of options to purchase common stock under the 2017 Plan expire in 10 years. Grants with time-based vesting provisions are generally subject to a four-year vesting schedule with 25% vesting after the first year, and the balance vesting monthly over the remaining 36 months. Grants with performance-based vesting provisions vest upon the achievement of three separate development and regulatory milestones, with one-third of the options vesting upon the achievement of each milestone.

The following table summarizes stock option activity under the Company’s equity incentive plans for the year ended December 31, 2019:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options Outstanding at December 31, 2018	3,476,847	$12.67
Granted	1,841,380	$7.60
Exercised	(69,697)	$3.61
Forfeitures and cancellations	(913,595)	$11.67
Options Outstanding at December 31, 2019	4,334,935	$10.87	7.2
Options Exercisable at December 31, 2019	2,128,758	$11.58	5.8	$-

The following table summarizes certain information regarding stock options (in thousands):

	Years Ended December 31,
	2019	2018	2017
Fair value of options vested during the period	$6,336	$6,318	$2,194
Cash received from options exercised during the period	$252	$67	$81
Intrinsic value of options exercised during the period	$491	$508	$677

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

2017 Employee Stock Purchase Plan

In March 2017, the Company’s board of directors and stockholders approved and adopted the Company’s 2017 Employee Stock Purchase Plan (ESPP) whereby eligible employees may elect to withhold up to 15% of their earnings to purchase shares of the Company’s common stock at a price per share equal to the lower of (i) 85% of the fair market value of a share of the Company’s common stock on the first date of an offering or (ii) 85% of the fair market value of a share of the Company’s common stock on the date of purchase (purchase right). The ESPP became effective on April 12, 2017.  Initially, 250,000 shares of the Company’s common stock were approved for issuance under the ESPP pursuant to purchase rights granted to the Company’s employees or to employees of any of the Company’s designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year through January 1, 2027, by the lesser of (a) 1% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, (b) 300,000 shares, or (c) a number determined by the Company’s board of directors that is less than (a) and (b).

As of December 31, 2019, the Company had issued 191,972 shares of common stock under the ESPP, with 69,324 of such shares of common stock being issued during the year ended December 31, 2019. The Company had 486,855 shares available for future issuance under the ESPP as of December 31, 2019. Effective December 11, 2019, the Company suspended the ESPP for any additional offering periods after December 10, 2019. Any enrollments that have been submitted to date for the next enrollment period that was scheduled to begin on December 11, 2019 have been cancelled.

Stock-Based Compensation Expense

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants with both time-based and performance-based vesting provisions and stock purchase rights were as follows:

	Years Ended December 31,
	2019	2018	2017
Time based stock options
Risk-free interest rate	2.2%	2.7%	2.0%
Volatility	82.6%	85.9%	82.2%
Dividend yield	0%	0%	0%
Expected term (in years)	5.9	6.1	6.1
Grant date fair value per share	$5.31	$8.12	$10.39
Performance based stock options
Risk-free interest rate	—	—	2.1%
Volatility	—	—	75.9%
Dividend yield	—	—	0%
Expected term (in years)	—	—	6.3
Grant date fair value per share	$—	$—	$6.73
Employee stock purchase plan
Risk-free interest rate	2.6%	2.5%	1.2%
Volatility	71.6%	78.1%	69.8%
Dividend yield	0%	0%	0%
Expected term (in years)	0.5	1.1	1.3
Grant date fair value per share	$4.44	$5.02	$4.61

Risk-free interest rate. The Company bases the risk-free interest rate assumption on U.S. Treasury constant maturities with maturities similar to those of the expected term of the award being valued.

Expected volatility. Due to the Company’s limited trading of its common stock and lack of company-specific historical or implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies in the life sciences industry whose shares are publicly traded. The Company selects the peer group based on comparable characteristics, including development stage, product pipeline, and enterprise value. The Company computes historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until sufficient amount of historical information regarding the volatility of its own stock price become available.

Expected term. The expected term of employee stock options granted with time-based vesting provisions was calculated using the simplified method which utilizes the midpoint between the weighted average time of vesting and the end of the contractual term. The expected term of employee stock options granted with performance-based vesting provisions was calculated using the midpoint between the estimated service period and the contractual term of the option. These methods were utilized due to a lack of historical exercise behavior by the Company's employees. The expected term for stock purchase rights is the term from the date of grant to the date of purchase.

Expected dividend yield. The Company bases the expected dividend yield assumption on the fact that it has never paid, and does not expect to pay, dividends in the foreseeable future.

The Company has not recognized non-cash stock-based compensation expense for outstanding options to purchase 188,651 shares of common stock with performance-based vesting provisions after its evaluation that the occurrence of the individual milestones is not probable as of December 31, 2019.

Total non-cash stock-based compensation expense for all stock awards and purchase rights, net of forfeitures recognized as they occur, that was recognized in the statements of operations is as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Research and development	$3,269	$3,023	$1,783
General and administrative	4,791	3,847	2,668
Total	$8,060	$6,870	$4,451

Unrecognized compensation expense for stock options at December 31, 2019 was $12.1 million which is expected to be recognized over a weighted-average period of 2.5 years.